ACCOUNTS RECEIVABLE, NET OF ALLOWANCE FOR DOUBTFUL ACCOUNTS (Tables)	12 Months Ended
Dec. 31, 2019
ACCOUNTS RECEIVABLE, NET OF ALLOWANCE FOR DOUBTFUL ACCOUNTS
Schedule of accounts receivable net of allowance for doubtful accounts

	As of December 31,
	2018	2019
Accounts receivable	15,534	29,085
Allowance for doubtful accounts	—	(4,842)
Accounts receivable, net of allowance for doubtful accounts	15,534	24,243

Schedule of allowance for doubtful accounts

	For the Year Ended December 31,
	2018	2019
Balance as of the beginning of the year	—	—
Additions charged to bad debt expense	—	4,842
Balance as of the end of the year	—	4,842